Short-Term Borrowings (narrative) (detail) (USD $)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2013 Production Period [Member]	Mar. 31, 2012 Production Period [Member]	Mar. 31, 2013 Nonproduction Period [Member]	Mar. 31, 2012 Nonproduction Period [Member]	Mar. 31, 2014 Letter of Credit [Member]
Line of Credit Facility [Line Items]
Line Of Credit Accordion Feature Amount Used		$ 50,000,000
Line Of Credit Accordion Feature		200,000,000
Line of Credit Facility, Current Borrowing Capacity			400,000,000	350,000,000	300,000,000	250,000,000	10,600,000
Line of Credit Facility, Amount Outstanding	175,000,000
Debt, Weighted Average Interest Rate	1.65%
Pledged Assets, Not Separately Reported, Other	528,400,000
Notes Payable	$ 12,255,000
Short-term Debt, Weighted Average Interest Rate	1.65%